SoFi Web 3 ETF

SCHEDULE OF INVESTMENTS at May 31, 2023 (Unaudited)

	Shares	Value
Common Stocks - 99.7%
Advertising - 0.2%
S4 Capital PLC (1)	1,893	$2,820

Apparel - 0.6%
PLBY Group, Inc. (1)	5,425	8,192

Commercial Services - 16.4%
Bakkt Holdings, Inc. - Class A (1)(2)	12,448	17,676
Block, Inc. - Class A (1)	219	13,226
Creek & River Co. Ltd.	1,276	17,526
Marathon Digital Holdings, Inc. (1)(2)	5,956	58,309
Riot Platforms, Inc. (1)(2)	8,450	101,400
		208,137
Computers - 10.0%
Apple, Inc.	264	46,794
TaskUS, Inc. - Class A (1)	280	3,038
TELUS International CDA, Inc. - SVS (1)	2,077	32,240
Vuzix Corp. (1)	9,087	45,617
		127,689
Diversified Financial Services - 12.0%
Applied Digital Corp. (1)	2,374	19,870
Coinbase Global, Inc. - Class A (1)(2)	1,018	63,320
SBI Holdings Inc/Japan	2,012	37,586
Upstart Holdings, Inc. (1)	1,185	32,279
		153,055
Entertainment - 8.8%
AMC Entertainment Holdings, Inc. (1)(2)	6,034	27,153
DraftKings, Inc. - Class A (1)	3,243	75,692
Madison Square Garden Sports Corp. - Class A	56	9,892
		112,737
Internet - 20.4%
Alphabet, Inc. - Class A (1)	330	40,547
Amazon.com, Inc. (1)	361	43,529
Meta Platforms, Inc. - Class A (1)	371	98,211
Overstock.com, Inc. (1)	1,489	27,889
Robinhood Markets, Inc. - Class A (1)	3,820	34,075
Snap, Inc. - Class A (1)(2)	1,539	15,698
		259,949
Investment Companies - 1.6%
Galaxy Digital Holdings Ltd. (1)	5,111	20,417

Real Estate - 1.8%
eXp World Holdings, Inc. (2)	1,518	23,362

Retail - 3.7%
GameStop Corp. (1)(2)	1,980	47,619

Semiconductors - 15.0%
Ambarella, Inc. (1)	174	12,584
CEVA, Inc. (1)	333	8,332
Himax Technologies, Inc. - ADR	4,232	29,116
Intel Corp.	860	27,038
NVIDIA Corp.	301	113,880
		190,950
Software - 6.1%
C3.ai, Inc. - Class A (1)	427	17,084
ROBLOX Corp. - Class A (1)	318	13,311
Unity Software, Inc. (1)(2)	804	23,895
Veritone, Inc. (1)	5,925	23,345
		77,635
Toys, Games & Hobbies - 3.1%
Funko, Inc. - Class A (1)	2,945	35,929
Vinco Ventures, Inc. (1)	1,866	4,068
		39,997
Total Common Stocks
(Cost $1,165,498)		1,272,559

Short-Term Investments - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund, Class X, 4.970% (3)	1,061	1,061
Total Short-Term Investments
(Cost $1,061)		1,061

Investments Purchased with Proceeds from Securities Lending - 27.9%
Mount Vernon Liquid Assets Portfolio, LLC, 5.290% (3)	356,576	356,576
Total Investments Purchased with Proceeds from Securities Lending
(Cost $356,576)		356,576

Total Investments in Securities - 127.7%
(Cost $1,523,135)		1,630,196
Liabilities in Excess of Other Assets - (27.7)%		(353,575)
Total Net Assets - 100.0%		$1,276,621

ADR	American Depositary Receipt
SVS	Subordinate Voting Shares
(1)	Non-income producing security.
(2)
This security or a portion of this security was out on loan as of May 31, 2023. Total loaned securities had a value of $347,383 or 27.2% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)	The rate shown is the annualized seven-day effective yield as of May 31, 2023.

Summary of Fair Value Exposure at May 31, 2023 (Unaudited)

The SoFi Web 3 ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2023:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$1,272,559	$–	$–	$1,272,559
Short-Term Investments	–	1,061	–	–	1,061
Investments Purchased With Collateral From Securities Lending (2)	356,576	–	–	–	356,576
Total Investments in Securities	$356,576	$1,273,620	$–	$–	$1,630,196

(1) See Schedule of Investment for the industry breakout.
(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.